Earnings per share - Basic (Details) - BRL BRL / shares in Units, BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator
Net income attributable to the shareholders of the Company	BRL 1,085,265	BRL 1,654,848	BRL 342,185
Denominator
Weighted average number of common shares outstanding	553,239,488	553,590,604	553,591,112
Basic earnings per share (in Reais)	BRL 1.96	BRL 2.99	BRL 0.62
Total number of shares issued	553,934,646	553,934,646	553,934,646
Total number of shares outstanding	553,934,646	553,934,646	553,934,646
Total number of shares held in treasury	751,022	344,042	344,042
Increase (decrease) in number of shares outstanding	0	0